Income Taxes - Additional information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Operating loss		$ 102,284	$ 102,284
Effective federal tax rate		21.00%
Humacyte, Inc.
Operating Loss Carryforwards [Line Items]
Percent of limitation on taxable income			80.00%
Effective federal tax rate	$ 0		$ (13,970,000)	$ (17,939,000)
Adjustment made	$ 0
Effective federal tax rate			21.00%	21.00%
Foreign | Humacyte, Inc.
Operating Loss Carryforwards [Line Items]
Operating loss		$ 232,700,000	$ 232,700,000
Operating loss			71,500,000
Tax credit carryforwards				$ 10,700,000
State | Humacyte, Inc.
Operating Loss Carryforwards [Line Items]
Operating loss		232,600,000	232,600,000
Tax credit carryforwards		$ 15,100,000	$ 15,100,000